Shareholders' Equity - Treasury Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 09, 2018	Dec. 31, 2018
Equity [Abstract]
Share repurchase program, authorized amount	$ 75
Share repurchase program, period	1 year
Number of shares repurchased during period (in shares)		1,544,475
Shares repurchased during period		$ 26
Remaining authorized repurchase amount		$ 49
Shares repurchased during period, weighted average cost per share		$ 16.84